Reconciliation of Plan's Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 033	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 176,385,491
Less: Change in deemed distributions	54,559
Net income per Form 5500	$ 176,330,932